Related party transactions (Details) In Thousands, unless otherwise specified	12 Months Ended							12 Months Ended		1 Months Ended				1 Months Ended
	Dec. 31, 2012 USD ($)	Dec. 31, 2012 CNY	Dec. 31, 2011 CNY	Dec. 31, 2010 CNY	Dec. 31, 2012 Companies in which a major shareholder of the entity has an equity interest USD ($)	Dec. 31, 2012 Companies in which a major shareholder of the entity has an equity interest CNY	Dec. 31, 2011 Companies in which a major shareholder of the entity has an equity interest CNY	Dec. 31, 2012 Related party receiving secured loan Secured loan receivable CNY	Dec. 31, 2011 Related party receiving secured loan Secured loan receivable CNY	Jul. 31, 2011 Related party receiving secured loan Secured loan receivable Before June 30, 2012 CNY	Jul. 31, 2011 Related party receiving secured loan Secured loan receivable Before June 30, 2013 CNY	Dec. 31, 2012 Related party receiving secured loan Secured loan receivable Before June 30, 2013 USD ($)	Dec. 31, 2012 Related party receiving secured loan Secured loan receivable Before June 30, 2013 CNY	Jul. 31, 2011 Related party receiving secured loan Secured loan receivable Before June 30, 2014 CNY	Dec. 31, 2012 Related party receiving secured loan Secured loan receivable Before June 30, 2014 USD ($)	Dec. 31, 2012 Related party receiving secured loan Secured loan receivable Before June 30, 2014 CNY	Dec. 31, 2012 Related party receiving the advance payment USD ($)	Dec. 31, 2012 Related party receiving the advance payment CNY	Dec. 31, 2011 Related party receiving the advance payment CNY	Dec. 31, 2012 Affiliated company USD ($)	Dec. 31, 2012 Affiliated company CNY	Dec. 31, 2011 Affiliated company CNY	Dec. 31, 2012 Simcere MSD USD ($)	Dec. 31, 2012 Simcere MSD CNY	Dec. 31, 2012 Noncontrolling shareholder of Simcere Zhong Ren USD ($)	Dec. 31, 2012 Noncontrolling shareholder of Simcere Zhong Ren CNY
Related party transactions
Purchase of packaging and raw materials from related parties	$ 79	494	454	23
Sales of products to related parties	5,594	34,852	8,678	6,158
Interest income from loan to a related party	181	1,130	1,506	1,274
Repayment from a related party	1,333	8,303	1,325
Interest income from advances to an affiliated company	133	828	1,827	1,485
Advance to an affiliated company				12,600
Repayment from an affiliated Company			19,500
Interest expense from loans to related parties	43	270
Borrowing of loans from related parties	2,408	15,000
Repayment of loans to related parties	2,408	15,000
Advance to a related party for research and development services	806	5,020
Due from related parties:
Current portion	5,283	32,912	9,661		52	322	774										806	5,020	1,132
Non-current portion	963	6,000	16,000
Due from related parties	6,246	38,912	25,661
Advances to an affiliated company			16,160
Due to related parties	1,609	10,025	8,788
Related party transactions
Principal amount of loan receivable								21,600
Note receivable - variable rate basis								RMB benchmark lending rates of financial institutions
Loans receivable, basis spread multiplier on variable rate								1.20
Principal repayment of loan receivable										5,600	10,000			6,000
Current portion of principal amount of loan receivable									5,600			1,605	10,000
Accrued interest on loan receivable current									2,155			93	582
Noncurrent portion of principal amount of loan receivable									16,000						963	6,000
Principal outstanding on advances to an affiliated company																				2,023	12,600	12,600
Interest accrued on advances to an affiliated company																				704	4,388	3,560
Sales commission payable																							1,588	9,892
Purchase material payable																									$ 21	133